Note 1 Financial Statements (Details Narrative)	12 Months Ended	90 Months Ended	126 Months Ended	114 Months Ended
	Dec. 31, 2012	Jul. 13, 2004	Dec. 31, 2012	Jul. 13, 2004 PSITECMember
Date of incorporation	Jan. 01, 1997	Jan. 01, 1997		Jan. 01, 1995
Entity former incorporation name	Third-Order Nanotechnologies, Inc., formerly PSI-Tech Holdings, Inc., formerly Eastern Idaho Internet Services, Inc.	PSI-Tech Holdings, Inc.		PSI-TEC
Jurisdiction of incorporation	Nevada	Nevada		Delaware
Description of business acquired				The Company primarily conducted research for the United States Government under a contract which expired in 2003. Beginning January 1, 2004, PSI-TEC was engaged in the development of electro-optic polymers for the application in the eletro-optic device markets.
Date of corporate name change	2008-03-10		2008-03-10
Date of Disposal		Jun. 30, 1998
Disposal of assets discription		The Company was engaged in the business of marketing internet services until June 30, 1988, at which time the principal assets of the business were sold and operations discontinued
Date of acquisition			Jul. 14, 2004
Fair value method for acquisition transaction			The share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc.
Name of acquired entity			PSI-TEC
Common shares issued by entity in acquisition transaction			15,600,000
Common shares exchanged in merger			2,206,280
Date of merger			2006-10-20